Stockholders' Equity (Deficit) - Schedule of Warrants Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Number of warrants outstanding, beginning balance	560,461	126,943
Number of warrants, Granted		471,505
Number of warrants, Exercised		37,987
Number of warrants, Forfeited	560,461
Number of warrants outstanding, ending balance		560,461
Weighted average exercise price, beginning balance
Weighted average exercise price, granted		0.075
Weighted average exercise price, exercised		0.033
Weighted average exercise price, forfeited
Weighted average exercise price, ending balance
Weighted average term (years), beginning balance	0 years	0 years
Weighted average term (years), granted	0 years	2 years
Weighted average term (years), ending balance	0 years	0 years